Exhibit 99.58

Client Name:
Client Project Name:	OBX 2021 - NQM1
Start - End Dates:	5/12/2017 - 1/11/2021
Deal Loan Count:	68

Loan Level Tape Compare Upload

Loans in Report	68
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
6000059111	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059112	XXXXXX	ATR/QM Status	QM: Safe Harbor	ATR Risk: Non-QM - Lender did not document all ATR UW factors
6000059112	XXXXXX	Debt to Income Ratio (Back)	38.4450	41.9077
6000059112	XXXXXX	Representative Credit Score for Grading	747	773
6000059113	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059114	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059120	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059120	XXXXXX	Property Type	SFR-Attached	Attached PUD
6000059115	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059115	XXXXXX	Debt to Income Ratio (Back)	39.6550	34.2582
6000059116	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059117	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059118	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059119	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059121	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059121	XXXXXX	Debt to Income Ratio (Back)	30.6300	33.7644
6000059122	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000059122	XXXXXX	Debt to Income Ratio (Back)	38.9840	34.7641
6000059123	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
6000058636	XXXXXX	Debt to Income Ratio (Back)	42.7230	39.4472
6000058641	XXXXXX	Property Type	Detached PUD	Attached PUD
6000058642	XXXXXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
6000000777	XXXXXX	Loan Purpose	Rate and Term Refi	Construction/Perm
6000000777	XXXXXX	Origination Channel	Wholesale	Broker
6000059072	XXXXXX	Property Type	SFR-Attached	2 Family
6000059074	XXXXXX	Debt to Income Ratio (Back)	44.2240	41.9276
6000059079	XXXXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
6000059528	XXXXXX	Representative Credit Score for Grading	661	667

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